Leases (Details) - USD ($)				3 Months Ended		12 Months Ended
	Jul. 31, 2024	Sep. 01, 2023	Jun. 01, 2022	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Leases [Abstract]
Initial term		2 years	5 years	12 months		12 months
Incremental borrowing rate				10.00%		10.00%
Lease expense				$ 17,000	$ 31,500	$ 126,000	$ 126,000
Monthly lease payments			$ 36,000
Annual increase	9.75%		3.00%
Office lease term		2 years
Payment for rent		$ 3,909				$ 400,075	$ 364,779	$ 149,050
Rent expense				$ 100,019	$ 100,019